Income Taxes Changes in Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in Unrecognized Tax Benefits [Abstract]
Balance at beginning of year	$ 440	$ 429	$ 27
Additions attributable to tax positions taken in the current year	178	20	0
Additions attributable to tax positions taken in prior years	0	(1)	406
Settlements	0	5	0
Lapse of statute	8	3	4
Balance at end of year	$ 610	$ 440	$ 429